FAIR VALUE MEASUREMENTS - Changes in Level 3 fair value of equity securities (Details) - Equity Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Balance at January 1,	¥ 97,372	¥ 228,706	¥ 178,871
Disposal	(15,000)
Change in fair value of warrant liability	(20,372)	(131,334)	49,835
Balance at December 31,	¥ 62,000	¥ 97,372	¥ 228,706